Label	Element	Value
Prospectus Summary | Selectively Hedged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Selectively Hedged Global Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Selectively Hedged Global Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% based on the weighted average portfolio turnover ratios of each of the Portfolio's underlying investments.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Selectively Hedged Global Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities and derivatives. To achieve the Portfolio’s and the Underlying Funds’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Selectively Hedged Global Equity Portfolio is designed to provide exposure to a broad portfolio of equity securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Underlying Funds may have increased exposure to smaller capitalization, lower relative price and/or higher profitability companies as compared to their representation in the countries and/or regions in which they are authorized to invest. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. The Advisor may consider the relative market capitalization weighting of developed and emerging markets within the universe of eligible securities along with other factors, including different valuation ratios and/or profitability, when allocating Portfolio investments among the Underlying Funds or securities. The Portfolio may have exposure to companies in all the market capitalization ranges. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the Selectively Hedged Global Equity Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities or investments that provide exposure to equity securities. In addition to, or in place of, investments in the Underlying Funds, the Portfolio is permitted to invest directly in the same types of equity securities of U.S. and non-U.S. companies that are eligible investments for the Underlying Funds. The Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. The Advisor will generally seek to set country weights based on the relative market capitalizations of eligible companies within each approved market of the Underlying Funds. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 58% of its net assets in U.S. companies. This percentage will change due to market conditions.

The Advisor may also increase or reduce the Selectively Hedged Global Equity Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Selectively Hedged Global Equity Portfolio invests directly or indirectly through its investment in the Underlying Funds in securities that may be denominated in foreign currencies. The Portfolio may hedge some or all of the currency exposure of the foreign securities by entering into foreign currency forward contracts, futures or other derivatives. Currencies may be hedged against the U.S. dollar or non-U.S. dollar currencies. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio and each Underlying Fund also may purchase or sell futures contracts and options on futures contracts to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. In order to meet payment obligations with respect to such derivative transactions, the Portfolio may hold short-term fixed income obligations.

The Selectively Hedged Global Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Selectively Hedged Global Equity Portfolio invests as of the date of this Prospectus (other than the Underlying Funds that are included elsewhere in the Portfolio’s Prospectus) is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.dimensional.com/us-en/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Selectively Hedged Global Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Prospectus Summary | Selectively Hedged Global Equity Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Prospectus Summary | Selectively Hedged Global Equity Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Summary | Selectively Hedged Global Equity Portfolio | Fund of Funds Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Risk: The investment performance of a fund of funds is affected by the investment performance of the underlying funds in which the fund of funds invests. The ability of a fund of funds to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of a fund of funds’ assets among the underlying funds. A fund of funds may allocate assets to an underlying fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of a fund of funds or any underlying fund will be achieved. Through its investments in the underlying funds, a fund of funds is subject to the risks of the underlying funds’ investments. When a fund of funds invests in underlying funds, investors are exposed to a proportionate share of the expenses of those underlying funds in addition to the expenses of a fund of funds. Certain risks of the Underlying Funds’ investments that are principal risks of investing in the Portfolio are described below.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Equity Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Foreign Securities and Currencies Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk but the Portfolio may directly hedge the foreign currency risk it is exposed to through its investment in the Underlying Funds or its direct investment in foreign securities. The Portfolio also may leave some or all of its foreign currency exposure unhedged. Currencies may be hedged against the U.S. dollar or non-U.S. dollar currencies.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Small and Mid-Cap Company Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Profitability Investment Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Value Investment Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Emerging Markets Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Derivatives Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Securities Lending Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Operational Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | Cyber Security Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Prospectus Summary | Selectively Hedged Global Equity Portfolio | MSCI All Country World IMI Index (net dividends)2
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes on sales)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World IMI Index (net dividends)1	[1]
Prospectus Summary | Selectively Hedged Global Equity Portfolio | MSCI All Country World IMI Index (net dividends)2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.58%
5 Years	rr_AverageAnnualReturnYear05	11.49%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Prospectus Summary | Selectively Hedged Global Equity Portfolio | MSCI All Country World Index (net dividends)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes on sales)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (net dividends)
Prospectus Summary | Selectively Hedged Global Equity Portfolio | MSCI All Country World Index (net dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Prospectus Summary | Selectively Hedged Global Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	147
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	633
1 Year	rr_ExpenseExampleNoRedemptionYear01	33
3 Years	rr_ExpenseExampleNoRedemptionYear03	147
5 Years	rr_ExpenseExampleNoRedemptionYear05	271
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 633
Annual Return 2014	rr_AnnualReturn2014	3.91%
Annual Return 2015	rr_AnnualReturn2015	(2.99%)
Annual Return 2016	rr_AnnualReturn2016	12.84%
Annual Return 2017	rr_AnnualReturn2017	22.65%
Annual Return 2018	rr_AnnualReturn2018	(11.69%)
Annual Return 2019	rr_AnnualReturn2019	25.04%
Annual Return 2020	rr_AnnualReturn2020	11.95%
Annual Return 2021	rr_AnnualReturn2021	21.60%
Annual Return 2022	rr_AnnualReturn2022	(12.88%)
Annual Return 2023	rr_AnnualReturn2023	20.10%
Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.83%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.10%
5 Years	rr_AverageAnnualReturnYear05	12.24%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Prospectus Summary | Selectively Hedged Global Equity Portfolio | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.35%
5 Years	rr_AverageAnnualReturnYear05	10.72%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Prospectus Summary | Selectively Hedged Global Equity Portfolio | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	9.49%
10 Years	rr_AverageAnnualReturnYear10	6.25%

[1]	Effective February 28, 2024, the Portfolio incorporated this broad-based securities market index to reflect the overall applicable securities market of the Portfolio.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.